Business Segments and Enterprise-Wide Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Business Segments and Enterprise-Wide Information
Note 14: Business Segments and Enterprise-Wide Information
Management, including our chief operating decision maker, who is our CEO, evaluates the performances of our business segments primarily on segment revenue and segment operating income before depreciation, amortization and other, and share-based compensation granted to executives, non-employee directors and employees (“segment operating income”). Segment operating income contains internally allocated costs of our shared service support functions, including but not limited to, corporate executive management, business development, sales, finance, legal, human resources, information technology and risk management. We also review depreciation and amortization allocated to each segment. Share-based payments expense related to share-based compensation granted to executives, non-employee directors and employees and expense related to the rights to receive cash issued in connection with our acquisition of ecoATM are not allocated to our segments and are included in the Corporate Unallocated column in the analysis and reconciliation below; however, share-based payments expense related to our content arrangements with certain movie studios has been allocated to our Redbox segment and is included within direct operating expenses. Our performance evaluation does not include segment assets.
Changes in our Organizational Structure
During the first quarter of 2015, we added ecoATM, our electronic device recycling business, as a separate reportable segment. Previously, the results of ecoATM along with those of other self-service concepts were included in our former New Ventures segment. The combined results of the other self-service concepts, which include product sampling kiosk concept SAMPLEit, are now included in the All Other category in the reconciliation below as they do not meet quantitative thresholds to be reported as a separate segment. All goodwill previously allocated to the New Ventures segment has been allocated to the ecoATM segment.
Comparability of Segment Results
We have recast prior period results for the following:

•	Discontinued operations, consisting of our Redbox operations in Canada which we shut down during the first quarter of 2015. See Note 12: Discontinued Operations for further information; and

•	The addition of our ecoATM segment and an All Other category, which we added during the first quarter of 2015.
On July 23, 2013, we completed the acquisition of ecoATM. Prior to July 23, 2013 we held a non-controlling equity interest in ecoATM and reported our share of ecoATM's operating results in loss from equity method investments in our Consolidated Statements of Comprehensive Income. Subsequent to our acquisition of ecoATM on July 23, 2013, the assets acquired and liabilities assumed, as well as the results of operations, with the exception of expense for rights to receive cash which are unallocated corporate expenses, are included in our ecoATM segment.
During the year ended December 31, 2013, we discontinued the Rubi, Crisp Market, Orango and Star Studio concepts and accordingly their results of operations were reclassified from our former New Ventures segment to Loss from discontinued operations, net of tax in our Consolidated Statements of Comprehensive Income for all periods presented. See Note 12: Discontinued Operations for further information.
Our analysis and reconciliation of our segment information to the consolidated financial statements that follows covers our results of operations, which consists of our Redbox, Coinstar and ecoATM segments, Corporate Unallocated expenses and All Other. All Other includes the results of other self-service concepts, which we regularly assess to determine whether continued funding or other alternatives are appropriate.

Dollars in thousands
Year Ended December 31, 2014	Redbox	Coinstar	ecoATM	All Other	Corporate Unallocated	Total
Revenue	$1,881,718	$315,628	$94,187	$53	$—	$2,291,586
Expenses:
Direct operating	1,318,919	161,214	92,182	2,821	6,585	1,581,721
Marketing	20,969	6,346	3,513	1,272	3,193	35,293
Research and development	120	531	5,691	2,854	3,851	13,047
General and administrative	135,678	27,012	12,773	3,522	11,658	190,643
Segment operating income (loss)	406,032	120,525	(19,972)	(10,416)	(25,287)	470,882
Less: depreciation and amortization	(149,236)	(35,471)	(17,031)	(740)	—	(202,478)
Operating income (loss)	256,796	85,054	(37,003)	(11,156)	(25,287)	268,404
Loss from equity method investments, net	—	—	—	—	(28,734)	(28,734)
Interest expense, net	—	—	—	—	(47,644)	(47,644)
Other, net	—	—	—	—	(1,185)	(1,185)
Income (loss) before income taxes	$256,796	$85,054	$(37,003)	$(11,156)	$(102,850)	$190,841

Dollars in thousands
Year Ended December 31, 2013	Redbox	Coinstar	ecoATM	All Other	Corporate Unallocated	Total
Revenue	$1,967,715	$300,218	$31,824	$28	$—	$2,299,785
Expenses:
Direct operating	1,365,368	158,562	27,271	2,162	3,636	1,556,999
Marketing	20,835	6,244	938	651	1,559	30,227
Research and development	76	6,962	2,772	1,897	1,375	13,082
General and administrative	164,634	25,944	7,868	7,683	14,164	220,293
Segment operating income (loss)	416,802	102,506	(7,025)	(12,365)	(20,734)	479,184
Less: depreciation and amortization	(159,851)	(33,921)	(6,077)	(459)	—	(200,308)
Operating income (loss)	256,951	68,585	(13,102)	(12,824)	(20,734)	278,876
Income from equity method investments, net	—	—	—	—	19,928	19,928
Interest expense, net	—	—	—	—	(32,807)	(32,807)
Other, net	—	—	—	—	(3,599)	(3,599)
Income (loss) before income taxes	$256,951	$68,585	$(13,102)	$(12,824)	$(37,212)	$262,398

Dollars in thousands
Year Ended December 31, 2012	Redbox	Coinstar	ecoATM	All Other	Corporate Unallocated	Total
Revenue	$1,907,040	$290,761	$—	$350	$—	$2,198,151
Expenses:
Direct operating	1,334,602	155,740	—	1,317	863	1,492,522
Marketing	18,675	4,938	—	478	66	24,157
Research and development	739	4,455	—	1,229	334	6,757
General and administrative	158,898	26,367	—	6,283	11,984	203,532
Segment operating income (loss)	394,126	99,261	—	(8,957)	(13,247)	471,183
Less: depreciation and amortization	(147,353)	(36,108)	—	(229)	—	(183,690)
Operating income (loss)	246,773	63,153	—	(9,186)	(13,247)	287,493
Loss from equity method investments, net	—	—	—	—	(5,184)	(5,184)
Interest expense, net	—	—	—	—	(15,640)	(15,640)
Other, net	—	—	—	—	(155)	(155)
Income (loss) before income taxes	$246,773	$63,153	$—	$(9,186)	$(34,226)	$266,514

Significant Retailer Relationships
Our Redbox and Coinstar kiosks are primarily located within retailers. The following retailers accounted for 10% or more of our consolidated revenue:

	Year Ended December 31,
	2014	2013	2012
Wal-Mart Stores Inc.	15.5%	15.2%	16.0%
Walgreen Co.	13.8%	14.7%	16.1%
The Kroger Company	9.8%	10.0%	10.7%

Revenue and Long-lived Assets by Geographic Location
Revenue is allocated to geographic locations based on the location of the kiosk. Revenue by geographic location was as follows:

	Years Ended December 31,
Dollars in thousands	2014	2013	2012
U.S.	$2,242,753	$2,254,790	$2,154,943
All other	48,833	44,995	43,208
Total revenue	$2,291,586	$2,299,785	$2,198,151
Long-lived assets by geographic location were as follows:

	Years Ended December 31,
Dollars in thousands	2014	2013	2012
U.S.	$1,028,516	$1,141,299	$975,334
All other	43,559	43,774	30,884
Total long-lived assets	$1,072,075	$1,185,073	$1,006,218